Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Details Textual) (USD $)	1 Months Ended	3 Months Ended					12 Months Ended				12 Months Ended																		1 Months Ended	12 Months Ended		12 Months Ended												1 Months Ended
	Jan. 31, 2012	Mar. 31, 2011	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 18, 2011	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2011 Class A Preferred Shares [Member]	Dec. 31, 2010 Class A Preferred Shares [Member]	Dec. 31, 2011 Class B Preferred Shares [Member]	Dec. 31, 2010 Class B Preferred Shares [Member]	Dec. 31, 2011 Class C Preferred Shares [Member]	Dec. 31, 2010 Class C Preferred Shares [Member]	Dec. 31, 2011 Class D Preferred Shares [Member]	Dec. 31, 2010 Class D Preferred Shares [Member]	Dec. 31, 2011 Class E Preferred Shares [Member]	Dec. 31, 2010 Class E Preferred Shares [Member]	Dec. 31, 2011 Class F Preferred Shares [Member]	Dec. 31, 2010 Class F Preferred Shares [Member]	Apr. 30, 2011 Class G Preferred Stock [Member]	Dec. 31, 2010 Class G Preferred Stock [Member]	Dec. 31, 2011 Class G Preferred Stock [Member]	Dec. 31, 2011 Class H Preferred Shares [Member]	Dec. 31, 2010 Class H Preferred Shares [Member]	Dec. 31, 2011 Class I Preferred Shares [Member]	Dec. 31, 2010 Class I Preferred Shares [Member]	Dec. 31, 2011 Class J Preferred Shares [Member]	Dec. 31, 2010 Class J Preferred Shares [Member]	Dec. 31, 2011 Class K Preferred Shares [Member]	Dec. 31, 2010 Class K Preferred Shares [Member]	Dec. 31, 2011 Non Cumulative Preferred Shares [Member]	Dec. 31, 2010 Non Cumulative Preferred Shares [Member]	Dec. 31, 2011 Cumulative Voting Preferred Shares [Member]	Dec. 31, 2010 Cumulative Voting Preferred Shares [Member]	Sep. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	May 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Feb. 23, 2009 Stock Purchase Agreement Otto Transaction [Member]	Dec. 31, 2009 Stock Purchase Agreement Otto Transaction [Member]	Jun. 30, 2009 Stock Purchase Agreement Otto Transaction [Member]	Mar. 31, 2009 Stock Purchase Agreement Otto Transaction [Member]
Redeemable OP Units outstanding							29,525	29,525
Preferred stock dividend rate	10.00%																													8.00%		7.375%	7.375%	7.50%	7.50%
Cumulative redeemable preferred shares, liquidation value																														$ 250		$ 500	$ 500	$ 500	$ 500
Cumulative redeemable preferred shares, shares authorized																	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000		750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	750,000	2,000,000	2,000,000
Cumulative redeemable preferred shares, shares issued																														720,000		410,000	410,000	340,000	340,000
Cumulative redeemable preferred shares, shares outstanding																														720,000		410,000	410,000	340,000	340,000
Cumulative redeemable preferred shares, par value
Cumulative redeemable preferred shares total redemption price per share																													$ 25.105556
Cumulative redeemable preferred shares share redemption price																													$ 25.00
Redeemable preferred stock dividend per share prorated to redemption date																													$ 0.105556
Cumulative redeemable preferred shares total redemption price																													$ 180,800,000
Write-off of preferred share original issuance costs							(6,402,000)																						6,400,000
Fractional representation of preferred share																																5.00%		5.00%
Preferred share, stated value																																$ 500		$ 500
Stock issued during period as a result of dividends paid in shares					6,100,000	8,300,000																																										1,787,304	1,071,428
Stock to be issued per Stock Purchase Agreement																																														30,000,000
Amount of gross proceeds expected from the stock to be issued and sold per the Stock Purchase Agreement																																														112,500,000
Number of common shares issued							9,500,000	53,000,000	23,500,000																																			15,000,000	15,000,000
Purchase of common shares to the Otto family by the sale of common shares and warrants																																												5,000,000	5,000,000
Proceeds from issuance of common shares																																												60,000,000	52,500,000
Dividend yield assumptions											3.20%	4.20%	9.80%	3.00%	2.40%	3.90%
Common shares, shares issued							277,114,784	256,267,750																																							32,858,732
Number of common shares available for purchase through warrants																																														10,000,000
Issuance of warrants, exercise price per share						6.00																																								6.00
The exercise price is subject to a downward adjustment if the common share price is less than $6.00 per share from the date of issuance of the applicable warrant as defined in the agreement																																														Less than $6.00 per share
Non-Controlling Interests, Preferred Shares, Common Shares and Common Shares in Treasury (Textual) [Abstract]
Operating partnership units outstanding							369,176	369,176
Common shares, par value							$ 0.10	$ 0.10
Dividend declared per common share			$ 0.02	$ 0.02	$ 0.20	$ 0.20	$ 0.22	$ 0.08	$ 0.44
Aggregate amount of cash paid to share holders limited to total dividend paid									10.00%
Weighted-average trading price of common shares issued					$ 4.49	$ 2.80
Proceeds from issuance of common shares					3,100,000	2,600,000
Equity derivative liability - affiliate							$ 0	$ 96,237,000		$ 74,300,000
Volatility assumptions		36.60%						79.10%	77.00%